NET INVESTMENT IN SUBLEASE (Tables)	12 Months Ended
Jun. 30, 2025
Net Investment In Sublease
SCHEDULE OF FUTURE MINIMUM RENTALS RECEIVABLE UNDER NON-CANCELLABLE FINANCE LEASES

Future minimum rentals receivable under non-cancellable finance leases as at each of the reporting dates are as follows:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Amounts receivable:
Within one year	119,173	173,894	1,206
After one year but within two years	76,654	80,294	557
After two years but within five years	78,248	31,924	221
Total undiscounted lease payment receivables	274,075	286,112	1,984
Unearned finance income	(3,370)	(2,366)	(16)
Net investments in subleases	270,705	283,746	1,968

Classification in consolidated statements of financial position
Current	117,393	172,233	1,195
Non-current	153,312	111,513	773
Total	270,705	283,746	1,968